DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt

Debt outstanding consists of the following:

	As of September 30, 2014			As of December 31, 2013
	Total Principal	Current and Short- Term	Long- Term	Total Principal	Current and Short- Term	Long- Term
In millions
Long-term debt	$207.5	$2.1	$205.4	$10.4	$2.8	$7.6

Debt outstanding consists of the following:

	As of December 31, 2013			As of December 31, 2012

	Total Principal	Current and Short-Term	Long-Term	Total Principal	Current and Short-Term	Long-Term
In millions
Long-term notes	$10.4	$2.8	$7.6	$16.0	$3.4	$12.6

Schedule of the Aggregate Amounts of Payments on Long-Term Debt, Excluding Affiliate Debt

The aggregate amounts of payments on long-term debt, excluding affiliate debt, after December 31, 2013 are as follows:

	2014	2015	2016	2017	2018	Thereafter	Total
In millions
Maturities of long-term debt	$2.8	$—	$—	$7.6	$—	$—	$10.4